Income taxes	12 Months Ended
Mar. 31, 2016
Income taxes
Income taxes

14. Income taxes

        The Group's income is subject to taxation under tax jurisdictions having different tax rates: the United Kingdom (UK)—20%, Switzerland—10.5%, British Virgin Islands—0%, the Russian Federation (Russia)—20%, Ukraine—18%, Romania—16%, Poland—19%, the United States of America (USA)—35%, Canada—35%, Germany—29.85%, Cyprus—12.5% Singapore—17%, Luxembourg—29.22%, Vietnam—17%, Bulgaria—10%, Australia—30%, Sweden—22%, South Africa—28%, Mexico—30%, Netherlands—25%.

        Income tax expense consisted of the following:

	For the years ended March 31,
	2016	2015	2014
Current income taxes
Switzerland	$(7,360)	$(5,664)	$(3,914)
USA	(1,315)	(1,004)	(437)
Russia	(1,166)	(2,639)	(1,128)
UK	(726)	(131)	(82)
Poland	(620)	(166)	(152)
Romania	(556)	(1,195)	14
Ukraine	(257)	—	2
Germany	(252)	(61)	(83)
Cyprus	(182)	(151)	(419)
Mexico	(104)	—	—
Other locations	(132)	16	(47)

Total current income tax expense	$(12,670)	$(10,995)	$(6,246)

	For the years ended March 31,
	2016	2015	2014
Deferred taxes
Russia	$285	$(225)	$606
Poland	272	—	—
USA	179	701	795
Ukraine	160	(67)	(407)
Romania	118	327	208
Switzerland	14	(75)	288
Cyprus	—	118	50
Mexico	(94)	94	—
Bulgaria	(109)	104	—
UK	(263)	190	—

Total deferred tax benefit	562	1,167	1,540

Total income tax expense	$(12,108)	$(9,828)	$(4,706)

        The reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income is provided below:

	Years ended March 31,
	2016	2015	2014
Different tax rates of subsidiaries	$(10,533)	$(7,955)	$(4,581)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	(446)	(674)	(365)
Accrued tax claims	(353)	(100)	—
Tax on distribution of earnings of subsidiaries	—	—	(109)
Exchange difference	(102)	(519)	—
Tax loss carry-forwards	(674)	(748)	—
Benefit from a change in tax position	—	168	405
Other	—	—	(56)

	$(12,108)	$(9,828)	$(4,706)

        The following table summarizes major components of the Group's deferred tax assets and liabilities:

	For the years ended March 31,
	2016	2015	2014
Deferred tax assets
Accrued operating (and interest) expenses	$1,727	$1,779	$1,732
Net operating loss / Tax loss carry forward	404	1,175	499
Contingent consideration	1,581	1,213	1,332
Other	332	15	39

Total deferred tax assets	4,044	4,182	3,602
Valuation allowance	(395)	(395)	(395)

Total deferred tax assets after valuation allowance	3,649	3,787	3,207

Deferred tax liabilities
Accounts receivable and revenue accruals	(353)	(145)	(95)
Inventory and deferred cost of revenue	(76)	(241)	(753)
Property and equipment	(2,081)	(2,876)	(2,258)
Intangible assets	(3,476)	(2,078)	(1,885)

Total deferred tax liabilities	(5,986)	(5,340)	(4,991)

Net deferred tax asset, current	1,595	1,864	1,027
Net deferred tax asset, non-current	1,579	1,518	—
Net deferred tax liability, non-current	(5,511)	(4,935)	(2,811)

Net deferred tax liabilities	$(2,337)	$(1,553)	$(1,784)

        For financial reporting purposes, a valuation allowance was recorded to reflect management's best estimate of the realization of deferred tax assets related to tax loss carry-forwards of certain lossmaking subsidiaries of the Group. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences.

        At March 31, 2015, the Group had a net operating loss in Bulgaria, Mexico, Ukraine and the United Kingdom. These net operating losses were utilized during the year ended March 31, 2016.

        A valuation allowance is established when it is more likely than not that some portion of the deferred tax assets will not be realized. Once a valuation allowance has been established, it will be maintained until there is sufficient positive evidence to conclude that it is more likely than not that the deferred tax assets will be realized. A pattern of sustained profitability will generally be considered as sufficient positive evidence to reverse a valuation allowance. If the allowance is reversed in a future period, the income tax provision will be correspondingly reduced. Accordingly, the increase and decrease of valuation allowances could have a significant negative or positive impact on future earnings.

        Undistributed earnings of foreign subsidiaries that are indefinitely reinvested were $11,496 and $8,486 as of March 31, 2016 and 2015, respectively. The amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group that are essentially permanent in duration were $605 and $429 as of March 31, 2016 and 2015, respectively. The Company and its Subsidiaries file separate tax returns and, therefore, actual taxes and deferred taxes are estimated on a separate basis.

        Two Group's subsidiaries benefit from tax incentives. The subsidiary in Vietnam is a resident of high-tech zone—Quang Trung software park. The following tax incentives are granted to us due to residence in the zone: (i) full exemption from corporate income tax for the year ended March 31, 2015, and (ii) 50% reduction of corporate income tax rate for the period of 9 years as of April 1, 2015.

        The subsidiary in Poland conducts a part of its operational activities in the territory of Wroclaw Park. The Group's profit generated from operations in the Park is non-taxable within the amount of tax credit calculated based on eligible expenses. Since the amount of the eligible expenses (and relevant tax credit) currently exceeds the amount of the income before tax, payable with respect to profit earned in the Park, the Group pays no income tax in relation to its operations in the Park.

        Income before income tax is attributed to the geographic locations as follows:

	For the years ended March 31,
	2016	2015	2014
Domestic*	$(9,996)	$(6,659)	$10,666
Foreign	92,355	79,636	45,270

Total income before tax expense	$82,359	$72,977	$55,936

*

Due to change of tax residence of the Group's holding company, the domestic jurisdiction was (i) the UK during the period of May 12, 2014 - March 31, 2016, and (ii) Cyprus during the period of February 21, 2012 - May 11, 2014.

Uncertain tax positions

        The aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties, were as follows:

Balance as at March 31, 2015	$—
Increases in tax positions in current year	353

Balance as at March 31, 2016	$353